Fair Value Measurements - Summary of Change in the Fair Value of the Private Placement Warrants (Details) - Private Placement Warrants	11 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, February 1, 2021	$ 0
Assumed in Business Combination	261,060
Change in fair value	(124,260)
Balance, December 31, 2021	$ 136,800